S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 30, 2026 USD ($) $ / shares shares
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Sponsor [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	500,000
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	233,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,330,000
Sponsor [Member] | Over Allotments Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	251,750
Price Paid or to be Paid for Securities, Total Amount	$ 2,517,500
Sponsor [Member] | Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsor [Member] | Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Future Wealth Capital Corp [Member] | Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,333,333	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Future Wealth Capital Corp [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	233,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,330,000
Future Wealth Capital Corp [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 600,000

[1]	Assumes the full surrender and forfeiture of 500,000 founder shares and no exercise of the underwriters’ over-allotment option.